LOANS AND FINANCING - Additional Disclosures (Details) R$ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2017 BRL (R$)	Dec. 31, 2017 USD ($) tranche	Dec. 31, 2017 BRL (R$) tranche	Dec. 31, 2016 BRL (R$)	Jun. 30, 2009 BRL (R$)
LOANS AND FINANCING
Notional value			R$ 16,207,120	R$ 20,049,854
Loans and financing			16,461,656	R$ 20,417,810
Ten Year Bonds | Gerdau Trade Inc.
LOANS AND FINANCING
Notional value	R$ 650,000
Debt instrument term	10 years
Coupon rate	4.875%
FINAME/BNDES program
LOANS AND FINANCING
Loan amount guaranteed by asset being financed			R$ 110,400
Credit line with BNDES
LOANS AND FINANCING
Maximum borrowing capacity					R$ 1,500,000
Interest rate basis		TJLP
Adjustment to interest rate basis (as a percent)		2.16%	2.16%
Loans and financing			R$ 402,500
Senior Unsecured Global Working Capital Credit Agreement
LOANS AND FINANCING
Maximum borrowing capacity		$ 800.0	R$ 2,646,400
Number of tranches | tranche		2	2
Loans and financing		$ 54.0	R$ 178,600
Senior Unsecured Global Working Capital Credit Agreement | Gerdau's North American subsidiaries
LOANS AND FINANCING
Maximum borrowing capacity		200.0	661,600
Senior Unsecured Global Working Capital Credit Agreement | Gerdau's Latin American subsidiaries
LOANS AND FINANCING
Maximum borrowing capacity		$ 600.0	R$ 2,028,000